Note 5 - Risk Management and Financial Instruments	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
5.	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

Cash is classified as fair value through profit or loss, and accounts payable and accrued liabilities and due to related parties are classified as other financial liabilities.

The carrying values of accounts payable and accrued liabilities
, and due to related parties approximate their fair values due to the short-term maturity of these financial instruments. Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument.

IFRS
7
Financial instruments: Disclosures
establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level
1
– quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level
2
– inputs other than quoted prices included in Level
1
that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level
3
– inputs for the asset or liability that are
not
based on observable market data (unobservable inputs).

The fair value hierarchy requires the use of observable market inputs whenever such input exists. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

The following table
s set forth the Company’s significant financial assets measured at fair value by level within the fair value hierarchy.

January 31, 201 8	Level 1	Level 2	Level 3	Total
Cash	$873,863	$-	$-	$873,863

January 31, 201 7	Level 1	Level 2	Level 3	Total
Cash	$956	$-	$-	$956

The Company
’s risk exposure and the impact on the Company’s financial instruments are summarized below.

a)	Credit risk

Concentration of credit risk exists with respect to the Company
’s cash, as all amounts are held at a single major Canadian financial institution. The credit risk associated with cash is minimized substantially by ensuring that these financial assets are placed with a major Canadian financial institution with a strong investment-grade rating by a primary ratings agency.

b)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they are due
. The Company’s approach to managing liquidity risk is to provide reasonable assurance that it will have sufficient funds to meet liabilities when due. The Company manages its liquidity risk by forecasting cash flows required by operations and anticipated investing and financing activities. At
January 31, 2018,
the cash balance of
$873,863
(
2017
-
$956
) is insufficient to meet the Company’s financial needs for the coming year.

Liabilities as at
January 31, 2018
were as follows:

	0 to 3 months	3 to 6 months	6 to 12 months	Total

Accounts payable and accrued liabilities	$45,600	$-	$-	$45,600
	$45,600	$-	$-	$45,600

Liabilities as at
January
31,
2017
were as follows:

	0 to 3 months	3 to 6 months	6 to 12 months	Total

Accounts payable and accrued liabilities	$338,751	$-	$-	$338,751
Due to related parties	-	-	138,426	138,426
	$338,751	$-	$138,426	$477,177

c)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices
. Market risk comprises
three
types of risk: interest rate risk, foreign currency risk and other price risk.

i.	Interest rate risk

Interest rate risk consists of
the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates.

The Company manages interest rate risk by maintaining an investment policy that focuses primarily on preservation of capital and liquidity. The interest income earned on cash is minimal; therefore, the Company is not
subject to
significant interest rate risk.

ii.	Foreign currency risk

The Company is
not
exposed to any significant foreign currency risk.

iii.	Other price risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk
. The Company is
not
exposed to any other price risk.